Earnings Per Share - Schedule of Diluted Net Earnings (Losses) Per Share (Details) - shares	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Diluted Net Earnings (Losses) Per Share [Abstract]
Outstanding warrant	62,500	62,500